Fair Value Measurements (Details 2) (Interest rate swap, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swap
Activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period	23,370	30,663	22,986
Total realized and unrealized losses included in earnings	1,958	8,481	22,945
Settlement	(11,771)	(15,774)	(15,268)
Balance at the end of the period	13,557	23,370	30,663
Total losses for the period included in earnings attributable to the change in unrealized losses relating to liabilities held at the end of the period	(9,813)	(7,293)	7,677